SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	2021	2022

Value of one ordinary share	$9.56-$10.44	$4.98-$10.0
Dividend yield	0%	0%
Expected volatility	59.52%-70.48%	57.8%-62.6%
Risk-free interest rate	0.55%-1.14%	2.5%-4.2%
Expected term	3.25 -7 years	7 years

Schedule of Effect of Share-based Compensation Statements of Operations
	Year ended December 31
	2020	2021	2022

Research and development expenses	$431	$33	$665
General and administrative expenses	$786	$654	$862
	$1,217	$687	$1,527

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31
	2021			2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at the beginning of the year	1,000,894	$4.63	6.05	1,131,029	$5.64	5.73
Granted	248,600	$10.05	-	747,488	$9.31	9.21
Exercised	(65,702)	$5.05	-	(2,665)	$5.69	-
Expired	(1,350)	$5.57	-	(450)	$9.93	-
Forfeited	(51,413)	$7.73	-	(11,025)	$7.58	-
Options outstanding at the end of the year	1,131,029	$5.64	5.73	1,864,377	$7.09	7.11
Options exercisable at the end of the year	1,030,267	$4.42	4.37	1,179,132	$5.14	3.99

Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	December 31
	2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at the end of the year	198,575	$7.70	4.84
Options exercisable at the end of the year	198,575	$7.70	4.84